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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:______
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davis-Rea Ltd.
Address:   79 Wellington Street West, Suite 3535, PO Box 239
           Toronto, ON  M5K 1J3
           CANADA

Form 13F File Number: 28- 13649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      P. Zachary Curry
Title:     Chief Operating Officer, Portfolio Manager
Phone:     416-324-2200

Signature, Place, and Date of Signing:

/s/ P. Zachary Curry               Toronto, Ontario          October 24, 2012
---------------------------    ------------------------   ----------------------
 [Signature]                        [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:   123,895
                                          -----------
                                          (thousands)

List of Other Included Managers: none

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                           FORM 13F INFORMATION TABLE

          COLUMN 1                 COLUMN 2        COLUMN 3    COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ----------------- ------------ ---------- ---------------- ---------- -------- ----------------------
                                                                 VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS      CUSIP      (x $1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE   SHARED   NONE
------------------------------ ----------------- ------------ ---------- ------- --- ---- ---------- -------- ------ -------- -----
APPLE INC                      COM               037833 10 0         307     460 SH          SOLE      NONE      460
BANK OF MONTREAL               COM               063671 10 1        3338   56590 SH          SOLE      NONE    56590
BANK OF NOVA SCOTIA            COM               064149 10 7        9801  179037 SH          SOLE      NONE   179037
BCE INC                        COM NEW           05534B 76 0       12010  270023 SH          SOLE      NONE   270023
BROOKFIELD ASSET MGMT-A LV     CL A LTD VT SH    112585 10 4        5924  171924 SH          SOLE      NONE   171924
CDN NATURAL RESOURCES          COM               136685 10 1        1752   56584 SH          SOLE      NONE    56584
CENOVUS ENERGY                 COM               15135U 10 9        9613  275966 SH          SOLE      NONE   275966
CIBC                           COM               136069 10 1        1151   14735 SH          SOLE      NONE    14735
COTT CORP                      COM               22163N 10 6         312   39601 SH          SOLE      NONE    39601
DANAHER                        COM               235851 10 2        4848   87863 SH          SOLE      NONE    87863
DELCATH SYSTEMS INC            COM               24661P 10 4          56   35000 SH          SOLE      NONE    35000
ELIZABETH ARDEN                COM               28660G 10 6         269    5700 SH          SOLE      NONE     5700
EMC CORP.                      COM               268648 10 2         265    9718 SH          SOLE      NONE     9718
ENBRIDGE                       COM               29250N 10 5       17201  441216 SH          SOLE      NONE   441216
EXXON MOBIL                    COM               30231G 10 2        5428   59355 SH          SOLE      NONE    59355
IMPERIAL OIL                   COM NEW           453038 90 8       15551  340222 SH          SOLE      NONE   340222
INTL BUSINESS MACHINES         COM               459200 10 1         645    3107 SH          SOLE      NONE     3107
iSHARES MSCI EAFE INDX FD      MSCI EAFE INDEX   464287 46 5         267    5029 SH          SOLE      NONE     5029
iSHARES MSCI EMG MRK INDX      MSCI EMERG MKT    464287 23 4         333    8050 SH          SOLE      NONE     8050
JOHNSON & JOHNSON              COM               478160 10 4         327    4740 SH          SOLE      NONE     4740
MANULIFE FINANCIAL             COM               56501R 10 6         388   32216 SH          SOLE      NONE    32216
McDONALDS                      COM               580135 10 1         257    2800 SH          SOLE      NONE     2800
MICROSOFT                      COM               594918 10 4         607   20395 SH          SOLE      NONE    20395
ORACLE                         COM               68389X 10 5        7254  230583 SH          SOLE      NONE   230583
PEPSICO                        COM               713448 10 8        1290   18235 SH          SOLE      NONE    18235
POWERSHARE GLD DRGN HAL USX    GOLDEN DRG CHINA  73935X 40 1         391   20680 SH          SOLE      NONE    20680
PROCTER & GAMBLE               COM               742718 10 9         630    9085 SH          SOLE      NONE     9085
RESEARCH IN MOTION             COM               760975 10 2         103   13535 SH          SOLE      NONE    13535
ROYAL BANK OF CANADA           COM               780087 10 2        5778  100667 SH          SOLE      NONE   100667
STUDENT TRANSPORTATION         COM               86388A 10 8         116   17000 SH          SOLE      NONE    17000
SUNCOR ENERGY                  COM               867224 10 7         201    6129 SH          SOLE      NONE     6129
THOMPSON CREEK METALS          COM               884768 10 2         341  120000 SH          SOLE      NONE   120000
TORONTO DOMINION BANK          COM NEW           891160 50 9       17141  205924 SH          SOLE      NONE   205924